Share Capital (Details) - Schedule of Weighted Average Assumptions Used in Calculating the Fair Values - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Weighted Average Assumptions Used in Calculating the Fair Values [Abstract]
Risk-free interest rate	3.34%	2.06%
Expected life of option	5 years	4 years 10 months 24 days
Expected dividend yield	0.00%	0.00%
Expected stock price volatility	95.43%	116.48%
Fair value per option (in Dollars per share)	$ 2.1	$ 3.21